AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 46.6%
Information Technology – 9.5%
Electronic Equipment, Instruments & Components – 2.0%
Hon Hai Precision Industry Co., Ltd.	406,000	$1,192,079
Shennan Circuits Co., Ltd. - Class A	24,920	594,488
Simplo Technology Co., Ltd.	3,000	32,729
Synnex Technology International Corp.	46,000	65,171
Tripod Technology Corp.	112,000	501,092
Yageo Corp.	11,000	143,306
Zhen Ding Technology Holding Ltd.	92,000	403,741

		2,932,606

IT Services – 0.9%
GDS Holdings Ltd. (ADR)(a)(b)	15,000	1,194,900
HCL Technologies Ltd.	7,212	53,238
Infosys Ltd. (Sponsored ADR)	14,061	135,829

		1,383,967

Semiconductors & Semiconductor Equipment – 2.6%
Globalwafers Co., Ltd.	6,000	82,639
MediaTek, Inc.	37,000	731,513
Novatek Microelectronics Corp.	66,000	512,934
Phison Electronics Corp.(b)	7,000	70,442
Powertech Technology, Inc.	21,000	76,656
Silergy Corp.	1,000	65,508
Taiwan Semiconductor Manufacturing Co., Ltd.	219,000	2,338,815
United Microelectronics Corp.	121,000	65,418

		3,943,925

Technology Hardware, Storage & Peripherals – 4.0%
Asustek Computer, Inc.	49,000	360,022
Inventec Corp.	83,000	70,858
Pegatron Corp.	33,000	71,977
Quanta Computer, Inc.	33,000	79,842
Samsung Electronics Co., Ltd.	72,081	3,190,855
Samsung Electronics Co., Ltd. (Preference Shares)	43,713	1,702,810
Wistron Corp.	395,000	482,208

		5,958,572

		14,219,070

Financials – 9.5%
Banks – 6.6%
Absa Group Ltd.	14,965	73,880
Abu Dhabi Islamic Bank PJSC	44,891	45,371
Agricultural Bank of China Ltd. - Class H	1,261,000	510,383
Banco Macro SA (ADR)	3,760	69,748
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	64,126	47,123
Bangkok Bank PCL	11,800	40,851
Bank of Beijing Co., Ltd. - Class A	89,500	62,147
Bank of China Ltd. - Class H	817,000	302,644
China CITIC Bank Corp., Ltd. - Class H	3,627,000	1,589,381
China Construction Bank Corp. - Class H	739,000	601,090
China Everbright Bank Co., Ltd. - Class H	164,000	61,926
China Minsheng Banking Corp., Ltd. - Class A (Nth SSE-SEHK)	54,800	44,037

Company	Shares	U.S. $ Value

China Minsheng Banking Corp., Ltd. - Class H	1,807,400	$1,244,143
Commercial Bank of Ceylon PLC	151,935	64,381
Commercial Bank PSQC (The)	11,820	12,341
Dubai Islamic Bank PJSC	52,021	54,289
Halyk Savings Bank of Kazakhstan JSC (GDR)(b)(c)	24,630	305,412
Hana Financial Group, Inc.	59,747	1,358,787
Industrial Bank Co., Ltd. - Class A(b)	41,860	93,755
Industrial Bank of Korea	36,490	247,957
KB Financial Group, Inc.	21,600	611,487
Malayan Banking Bhd	35,200	61,850
MCB Bank Ltd.	33,554	32,386
Moneta Money Bank AS(c)	67,900	153,784
Nedbank Group Ltd.	9,177	53,808
Postal Savings Bank of China Co., Ltd.(c)	108,000	62,232
Qatar Islamic Bank SAQ	2,274	9,858
Sberbank of Russia PJSC (Sponsored ADR)(a)	74,975	850,217
Shinhan Financial Group Co., Ltd.	6,594	159,352
TCS Group Holding PLC (GDR)(c)	26,810	544,243
Turkiye Is Bankasi AS - Class C(b)	461,500	376,933
Woori Financial Group, Inc.	14,120	104,079

		9,849,875

Capital Markets – 0.7%
China Cinda Asset Management Co., Ltd. - Class H	364,000	71,802
China Everbright Ltd.	562,000	818,762
GF Securities Co., Ltd. - Class H	58,000	62,467
Meritz Securities Co., Ltd.	24,383	62,009
Samsung Securities Co., Ltd.	3,086	68,223

		1,083,263

Consumer Finance – 0.1%
Muthoot Finance Ltd.	12,905	186,498

Diversified Financial Services – 1.2%
Far East Horizon Ltd.	77,000	65,733
Fubon Financial Holding Co., Ltd.	363,000	541,965
Haci Omer Sabanci Holding AS	434,619	585,224
REC Ltd.	354,332	508,502

		1,701,424

Insurance – 0.9%
AIA Group Ltd.	21,000	196,510
BB Seguridade Participacoes SA	27,800	139,406
Bupa Arabia for Cooperative Insurance Co.	1,642	47,824
Old Mutual Ltd.	29,350	20,457
PICC Property & Casualty Co., Ltd. - Class H	172,000	142,943
Ping An Insurance Group Co. of China Ltd. - Class H	44,000	438,636
Ruentex Industries Ltd.	156,200	375,649

		1,361,425

		14,182,485

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.6%
Automobiles – 0.2%
BAIC Motor Corp., Ltd.(c)	116,500	$50,984
Bajaj Auto Ltd.	1,971	73,940
Hyundai Motor Co.	814	66,865
Kia Motors Corp.	2,880	77,825

		269,614

Diversified Consumer Services – 1.3%
Cogna Educacao	700	851
Fu Shou Yuan International Group Ltd.	319,000	293,265
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(b)	9,883	1,287,063
TAL Education Group (ADR)(b)	5,050	345,319

		1,926,498

Hotels, Restaurants & Leisure – 0.3%
OPAP SA	51,400	489,837

Internet & Direct Marketing Retail – 3.6%
Alibaba Group Holding Ltd.(b)	107,920	2,912,092
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	4,002	863,231
JD.com, Inc. (ADR)(b)	23,753	1,429,455
Naspers Ltd. - Class N	273	50,172
Pinduoduo, Inc. (ADR)(b)	1,043	89,531
Vipshop Holdings Ltd. (ADR)(b)	3,905	77,749

		5,422,230

Multiline Retail – 0.1%
Lojas Americanas SA	15,200	76,222
Lojas Americanas SA (Preference Shares)	5,000	29,588

		105,810

Specialty Retail – 0.0%
Abu Dhabi National Oil Co. for Distribution PJSC	85,629	69,237

Textiles, Apparel & Luxury Goods – 0.1%
Li Ning Co., Ltd.	28,000	89,668

		8,372,894

Materials – 5.5%
Chemicals – 1.1%
Advanced Petrochemical Co.	5,158	73,544
Asian Paints Ltd.	3,009	67,255
Kumho Petrochemical Co., Ltd.	10,530	658,538
Mitsubishi Gas Chemical Co., Inc.	10,300	156,657
PhosAgro PJSC (GDR)(c)	4,348	53,654
Saudi Arabian Fertilizer Co.	3,238	64,486
Tosoh Corp.	46,300	636,019

		1,710,153

Construction Materials – 2.5%
Anhui Conch Cement Co., Ltd. - Class A	151,919	1,143,276
Anhui Conch Cement Co., Ltd. - Class H	57,646	390,617
Asia Cement Corp.	386,000	572,475

Company	Shares	U.S. $ Value

China National Building Material Co., Ltd. - Class H	60,000	$64,356
China Resources Cement Holdings Ltd.	852,000	1,050,792
Huaxin Cement Co., Ltd. - Class A (Nth SSE-SEHK)(b)	54,980	185,689
Taiwan Cement Corp.	168,198	244,734
Tangshan Jidong Cement Co., Ltd. - Class A	23,000	52,442

		3,704,381

Metals & Mining – 1.9%
Eregli Demir ve Celik Fabrikalari TAS	56,256	70,428
Fortescue Metals Group Ltd.	27,840	270,651
Glencore PLC(b)	192,980	411,087
Hindustan Zinc Ltd.	18,633	48,668
Iskenderun Demir ve Celik AS	66,743	72,695
Jiangxi Copper Co., Ltd. - Class H	288,000	293,441
Kumba Iron Ore Ltd.	11,595	310,060
Polyus PJSC (GDR)(c)	1,675	140,949
POSCO	3,700	538,929
Vedanta Ltd.	433,969	619,397

		2,776,305

Paper & Forest Products – 0.0%
Nine Dragons Paper Holdings Ltd.	37,000	33,829

		8,224,668

Communication Services – 4.6%
Diversified Telecommunication Services – 0.5%
China Telecom Corp., Ltd. - Class H	688,000	193,257
Hellenic Telecommunications Organization SA	1,465	19,789
KT Corp.	3,381	66,607
KT Corp. (Sponsored ADR)	38,381	373,831
LG Uplus Corp.	6,316	64,545

		718,029

Entertainment – 0.9%
Bilibili, Inc. (Sponsored ADR)(b)	2,073	96,022
NCSoft Corp.	1,246	926,933
NetEase, Inc. (ADR)	740	317,741

		1,340,696

Interactive Media & Services – 2.8%
Momo, Inc. (Sponsored ADR)	12,850	224,618
Tencent Holdings Ltd.	55,000	3,524,285
Yandex NV - Class A(b)	9,810	490,696

		4,239,599

Wireless Telecommunication Services – 0.4%
Advanced Info Service PCL	10,000	59,856
America Movil SAB de CV	82,671	53,125
China Mobile Ltd.	23,500	158,674
DiGi.Com Bhd	9,600	9,686
Globe Telecom, Inc.	1,620	67,333
MTN Group Ltd.	7,203	22,060
PLDT, Inc.	2,795	69,593
SK Telecom Co., Ltd.	150	26,418

Company	Shares	U.S. $ Value

Vodacom Group Ltd.	9,572	$67,919

		534,664

		6,832,988

Industrials – 2.9%
Aerospace & Defense – 0.1%
Korea Aerospace Industries Ltd.	3,307	65,965

Air Freight & Logistics – 0.0%
ZTO Express Cayman, Inc. (ADR)	201	7,379

Building Products – 0.0%
China Lesso Group Holdings Ltd.	49,000	64,316

Commercial Services & Supplies – 0.7%
A-Living Services Co., Ltd. - Class H(c)	134,000	681,011
Sunny Friend Environmental Technology Co., Ltd.	43,000	376,519

		1,057,530

Construction & Engineering – 0.4%
China Communications Services Corp., Ltd. - Class H	338,000	211,820
Daelim Industrial Co., Ltd.	5,111	351,577

		563,397

Electrical Equipment – 0.1%
ElSewedy Electric Co.	145,646	60,091
WEG SA	8,600	80,036

		140,127

Machinery – 1.4%
China Conch Venture Holdings Ltd.	15,500	65,788
China Yuchai International Ltd.	23,050	331,459
Sinotruk Hong Kong Ltd.	332,000	866,437
Weichai Power Co., Ltd. - Class H	37,000	69,713
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	516,814	472,262
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H(b)	363,000	281,051

		2,086,710

Road & Rail – 0.1%
Daqin Railway Co., Ltd. - Class A(b)	204,500	203,966

Transportation Infrastructure – 0.1%
Zhejiang Expressway Co., Ltd. - Class H	134,000	95,163

		4,284,553

Consumer Staples – 2.9%
Beverages – 0.9%
Tsingtao Brewery Co., Ltd. - Class A (Nth SSE-SEHK)	44,400	482,106
Wuliangye Yibin Co., Ltd. - Class A	37,158	903,266

		1,385,372

Food & Staples Retailing – 0.5%
CP ALL PCL	3,100	6,795

Company	Shares	U.S. $ Value

Dino Polska SA(b) (c)	12,590	$641,312
Magnit PJSC (Sponsored GDR)(c)	6,246	81,136
Sun Art Retail Group Ltd.	41,000	70,340

		799,583

Food Products – 0.3%
Henan Shuanghui Investment & Development Co., Ltd. - Class A	11,300	73,942
Nestle India Ltd.	297	67,339
Standard Foods Corp.	23,000	49,233
Want Want China Holdings Ltd.	89,000	67,605
WH Group Ltd.(c)	129,000	111,481

		369,600

Household Products – 0.6%
C&S Paper Co., Ltd.	227,623	719,622
Hindustan Unilever Ltd.	2,456	70,907
Kimberly-Clark de Mexico SAB de CV - Class A	45,113	70,326
Unilever Indonesia TBK PT	14,000	7,769

		868,624

Personal Products – 0.4%
Colgate-Palmolive India Ltd.	3,750	69,736
Unilever PLC	10,480	565,303

		635,039

Tobacco – 0.2%
Eastern Co. SAE	81,968	64,184
KT&G Corp.	650	42,449
Philip Morris International, Inc.	1,673	117,210

		223,843

		4,282,061

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Adaro Energy Tbk PT	721,500	50,760
Coal India Ltd.	6,135	10,862
Exxaro Resources Ltd.	9,670	72,989
LUKOIL PJSC (Sponsored ADR)	24,231	1,798,425
Oil & Gas Development Co., Ltd.	95,389	64,330
Oil & Natural Gas Corp., Ltd.	61,707	67,127
Petroleo Brasileiro SA (Preference Shares)	130,800	518,332
Petronet LNG Ltd.	42,236	145,691
Saudi Arabian Oil Co.(c)	7,824	67,918
Surgutneftegas PJSC (Sponsored ADR)	87,100	469,574
Tatneft PJSC (Sponsored ADR)(a)	2,380	111,194
Yanzhou Coal Mining Co., Ltd. - Class H	88,000	66,275

		3,443,477

Health Care – 1.5%
Biotechnology – 0.2%
Biocon Ltd.	14,491	74,683
Chongqing Zhifei Biological Products Co., Ltd. - Class A(b)	5,800	82,032

Company	Shares	U.S. $ Value

Shenzhen Kangtai Biological Products Co., Ltd. - Class A	3,518	$80,711
Zai Lab Ltd. (ADR)(b)	926	76,053

		313,479

Health Care Equipment & Supplies – 0.7%
Hartalega Holdings Bhd	22,500	68,632
Jafron Biomedical Co., Ltd. - Class A	7,600	74,979
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	32,000	71,451
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,790	77,396
Top Glove Corp. Bhd	199,300	752,143

		1,044,601

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	2,316	69,893
Samsung Biologics Co., Ltd.(b) (c)	133	86,285

		156,178

Pharmaceuticals – 0.5%
China Medical System Holdings Ltd.	333,000	393,809
Livzon Pharmaceutical Group, Inc. - Class A (Nth SZ-SEHK)	11,100	75,585
Richter Gedeon Nyrt	12,384	256,963
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	20,795	84,999

		811,356

		2,325,614

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 0.3%
Fibra Uno Administracion SA de CV	507,380	401,321
Fortress REIT Ltd. - Class A	34,603	24,810
Resilient REIT Ltd.	813	2,030

		428,161

Real Estate Management & Development – 0.9%
Agile Group Holdings Ltd.	66,000	78,233
Aldar Properties PJSC	1,090,187	533,676
China Aoyuan Group Ltd.	50,000	61,111
Country Garden Services Holdings Co., Ltd.	15,000	70,025
Guangzhou R&F Properties Co., Ltd. - Class H	52,800	62,136
Jinke Properties Group Co., Ltd. - Class A	13,000	15,056
KWG Group Holdings Ltd.(b)	42,500	72,210
Logan Group Co. Ltd.	36,000	64,318
Powerlong Real Estate Holdings Ltd.	313,000	176,466
Shui On Land Ltd.	348,000	58,676
Times China Holdings Ltd.	73,000	136,121
Yuzhou Properties Co., Ltd.	148,000	64,481

		1,392,509

		1,820,670

Company	Shares		U.S. $ Value

Utilities – 1.1%
Electric Utilities – 0.4%
Centrais Eletricas Brasileiras SA		12,900	$73,537
CPFL Energia SA(b)		11,300	63,709
EDP - Energias de Portugal SA		13,813	65,933
Equatorial Energia SA		70,700	301,880
Manila Electric Co.		1,850	9,985

			515,044

Gas Utilities – 0.6%
GAIL India Ltd.		581,535	787,834
Indraprastha Gas Ltd.		10,729	63,220
Petronas Gas Bhd		9,300	36,811

			887,865

Independent Power and Renewable Electricity Producers – 0.1%
Engie Brasil Energia SA		17,000	131,577
Gulf Energy Development PCL		61,600	75,238

			206,815

			1,609,724

Total Common Stocks (cost $63,504,860)			69,598,204

	Principal Amount (000)

FIXED INCOME – 38.5%
Sovereign Bonds – 22.2%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(c)	U.S.$	500	520,625
3.875%, 04/16/2050(c)		341	401,954
Angolan Government International Bond 8.25%, 05/09/2028(c)		200	165,500
9.125%, 11/26/2049(c)		553	452,078
9.375%, 05/08/2048(c)		263	215,003
Argentine Republic Government International Bond 3.875%, 01/15/2022(b)(c)(d)	EUR	110	48,507
5.625%, 01/26/2022(b)(d)	U.S.$	178	73,425
6.625%, 07/06/2028(b)(d)		300	118,219
6.875%, 04/22/2021-01/11/2048(b)(d)		3,225	1,288,085
7.125%, 06/28/2117(b)(d)		50	19,234
7.50%, 04/22/2026(b)(d)		840	337,575
7.82%, 12/31/2033(b)(d)	EUR	33	15,924
Series NY 3.75%, 12/31/2038(b)(d)	U.S.$	268	104,855
8.28%, 12/31/2033(b)(d)		219	97,603
Bahrain Government International Bond 5.625%, 09/30/2031(c)		200	201,625
6.00%, 09/19/2044(c)		692	682,701
6.75%, 09/20/2029(c)		244	266,722
7.00%, 10/12/2028(c)		334	372,619

	Principal Amount (000)		U.S. $ Value

Bermuda Government International Bond 4.75%, 02/15/2029 (c)	U.S.$	275	$309,891
Colombia Government International Bond 3.125%, 04/15/2031		315	312,795
5.00%, 06/15/2045		302	339,514
Costa Rica Government International Bond 7.158%, 03/12/2045(c)		355	296,869
Dominican Republic International Bond 5.50%, 01/27/2025(c)		100	101,063
5.875%, 01/30/2060(c)		210	180,403
6.40%, 06/05/2049(c)		364	333,174
6.50%, 02/15/2048(c)		298	274,253
6.85%, 01/27/2045(c)		155	148,461
Ecuador Government International Bond 7.775%, 01/23/2028(b)(d)(e)		1,244	510,040
7.875%, 03/27/2025(b)(d)(e)		200	86,900
8.875%, 10/23/2027(b)(d)(e)		401	166,415
9.65%, 12/13/2026(b)(d)(e)		366	155,550
10.65%, 01/31/2029(b)(d)(e)		434	180,110
Egypt Government International Bond 5.875%, 06/11/2025(c)		313	315,739
7.903%, 02/21/2048(c)		300	277,406
8.15%, 11/20/2059(c)		280	259,962
8.50%, 01/31/2047(c)		305	298,137
8.875%, 05/29/2050(c)		211	208,363
El Salvador Government International Bond 5.875%, 01/30/2025(c)		19	16,613
7.125%, 01/20/2050(c)		571	465,365
7.65%, 06/15/2035(c)		108	92,745
7.75%, 01/24/2023(c)		63	58,728
8.625%, 02/28/2029(c)		200	188,875
Gabon Government International Bond 6.625%, 02/06/2031(c)		600	536,250
Ghana Government International Bond 7.875%, 02/11/2035(c)		405	367,537
8.125%, 03/26/2032(c)		200	188,313
8.95%, 03/26/2051(c)		200	183,125
Guatemala Government Bond 4.375%, 06/05/2027(c)		200	207,250
4.50%, 05/03/2026(c)		200	207,875
5.375%, 04/24/2032(c)		264	291,142
6.125%, 06/01/2050(c)		532	615,125
Honduras Government International Bond 5.625%, 06/24/2030(c)		173	175,811
6.25%, 01/19/2027(c)		180	192,375
7.50%, 03/15/2024(c)		290	313,200

	Principal Amount (000)		U.S. $ Value

Indonesia Government International Bond 2.85%, 02/14/2030	U.S.$	200	$203,750
3.375%, 04/15/2023(c)		450	468,703
4.125%, 01/15/2025(c)		380	412,303
Israel Government International Bond 3.875%, 07/03/2050		375	445,319
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	425	448,391
Jamaica Government International Bond 6.75%, 04/28/2028	U.S.$	200	225,250
7.875%, 07/28/2045		260	317,525
8.00%, 03/15/2039		108	133,211
Kazakhstan Government International Bond 5.125%, 07/21/2025(c)		200	231,450
Kenya Government International Bond 8.00%, 05/22/2032(c)		346	340,702
Lebanon Government International Bond 6.00%, 01/27/2023(b)(c)(d)		36	6,210
6.65%, 04/22/2024(b)(c)(d)		57	9,779
6.85%, 03/23/2027(b)(c)(d)		481	82,071
Series E 6.10%, 10/04/2022(b)(c)(d)		216	37,800
Series G 1.00%, 11/27/2026(b)(c)(d)		170	29,484
6.20%, 02/26/2025(b)(c)(d)		206	34,505
Mexico Government International Bond 4.75%, 03/08/2044		140	147,306
5.00%, 04/27/2051		249	268,546
Mongolia Government International Bond 5.625%, 05/01/2023(c)		200	198,688
Nigeria Government International Bond 7.625%, 11/28/2047(c)		433	386,317
7.696%, 02/23/2038(c)		240	218,775
Oman Government International Bond 6.75%, 01/17/2048(c)		230	198,159
Panama Government International Bond 3.16%, 01/23/2030		447	481,363
4.00%, 09/22/2024		200	217,875
4.50%, 04/16/2050-04/01/2056		837	1,025,377
Panama Notas del Tesoro 3.75%, 04/17/2026(c)		113	117,238
Paraguay Government International Bond 4.95%, 04/28/2031(c)		208	230,880
5.40%, 03/30/2050(c)		200	226,813
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027(c)		200	217,938
Peruvian Government International Bond 2.783%, 01/23/2031		566	603,780
Philippine Government International Bond 3.70%, 02/02/2042		266	304,736

	Principal Amount (000)		U.S. $ Value

Qatar Government International Bond 4.40%, 04/16/2050(c)	U.S.$	1,106	$1,370,057
4.50%, 04/23/2028(c)		300	353,625
5.103%, 04/23/2048(c)		484	658,089
Republic of South Africa Government International Bond 5.00%, 10/12/2046		358	293,896
5.75%, 09/30/2049		760	656,925
Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(c)		1,000	1,321,000
5.625%, 04/04/2042(c)		200	271,187
5.875%, 09/16/2043(c)		200	281,375
Saudi Government International Bond 3.25%, 10/22/2030(c)		260	279,045
4.625%, 10/04/2047(c)		310	361,150
5.25%, 01/16/2050(c)		401	515,536
Senegal Government International Bond 4.75%, 03/13/2028(c)	EUR	400	434,794
6.75%, 03/13/2048(c)	U.S.$	200	193,625
Sri Lanka Government International Bond 6.20%, 05/11/2027(c)		200	128,500
6.85%, 11/03/2025(c)		260	172,250
7.85%, 03/14/2029(c)		240	156,000
Trinidad & Tobago Government International Bond 4.50%, 06/26/2030(c)		200	197,000
Turkey Government International Bond 4.875%, 04/16/2043		423	325,193
Ukraine Government International Bond 6.75%, 06/20/2026(c)	EUR	173	197,706
7.375%, 09/25/2032(c)	U.S.$	470	472,056
7.75%, 09/01/2023-09/01/2026(c)		1,167	1,219,562
Series GDP Zero Coupon, 05/31/2040(c)		308	282,879
Uruguay Government International Bond 4.375%, 01/23/2031		269	313,708
4.975%, 04/20/2055		17	22,289
5.10%, 06/18/2050		49	63,147
Venezuela Government International Bond 11.95%, 08/05/2031(b)(c)(d)		265	15,870
12.75%, 08/23/2022(b)(c)(d)		564	33,846
Zambia Government International Bond 8.50%, 04/14/2024(c)		200	106,000

Total Sovereign Bonds (cost $33,737,326)			33,204,182

Quasi-Sovereign Bonds – 7.9%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(c)		199	217,609
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(c)		1,357	1,378,203
3.75%, 01/15/2031(c)		200	217,500
4.375%, 02/05/2049(c)		280	315,700

	Principal Amount (000)		U.S. $ Value

Empresa de Transmision Electrica SA 5.125%, 05/02/2049(c)	U.S.$	200	$230,937
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(c)		200	215,150
5.00%, 01/25/2047(c)		200	232,250
Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(c)		340	323,850
7.125%, 02/11/2025(c)		200	185,063
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(c)		200	222,776
5.80%, 05/15/2050(c)		200	224,376
KazMunayGas National Co. JSC 5.75%, 04/19/2047(c)		200	233,000
MDGH - GMTN BV 2.875%, 11/07/2029(c)		612	641,452
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(c)		200	194,375
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(c)		200	214,188
7.625%, 11/07/2024(c)		200	216,625
Pertamina Persero PT 4.15%, 02/25/2060(c)		200	195,760
5.625%, 05/20/2043(c)		200	231,062
Perusahaan Listrik Negara PT 5.45%, 05/21/2028(c)		220	254,031
6.15%, 05/21/2048(c)		200	249,125
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(c)		1,399	1,418,236
3.875%, 07/17/2029(c)		200	210,063
4.875%, 07/17/2049(c)		200	217,982
Petroleos de Venezuela SA 5.375%, 04/12/2027(b)(c)(d)		226	5,981
6.00%, 11/15/2026(b)(c)(d)		220	6,380
9.00%, 11/17/2021(b)(c)(d)		128	3,596
Petroleos Mexicanos 5.95%, 01/28/2031(c)		596	489,674
6.50%, 03/13/2027		154	139,555
6.75%, 09/21/2047		408	313,242
6.84%, 01/23/2030(c)		143	125,282
6.875%, 08/04/2026		60	56,685
6.95%, 01/28/2060(c)		965	740,878
7.69%, 01/23/2050(c)		175	145,994
Petronas Capital Ltd. 4.55%, 04/21/2050(c)		395	498,742
4.80%, 04/21/2060(c)		395	540,269
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(c)		321	377,777

	Principal Amount (000)		U.S. $ Value

State Savings Bank of Ukraine Via SSB #1 PLC 9.625%, 03/20/2025(c)	U.S.$	120	$123,000
Trinidad Generation UnLtd. 5.25%, 11/04/2027(c)		200	187,125

Total Quasi-Sovereign Bonds (cost $11,271,432)			11,793,493

Corporate Bonds – 7.8%
Abu Dhabi National Energy Co. PJSC 4.00%, 10/03/2049(c)		200	221,000
AES Gener SA 6.35%, 10/07/2079(c)		200	200,000
Banco de Credito del Peru 3.125%, 07/01/2030(c)		75	73,800
Bangkok Bank PCL/Hong Kong 3.733%, 09/25/2034(c)		200	192,000
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		200	185,659
5.875%, 01/31/2050(c)		200	172,688
BRF SA 4.875%, 01/24/2030(c)		208	197,015
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(c)		200	203,937
Cemex SAB de CV 7.375%, 06/05/2027(c)		200	201,721
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(c)		200	218,462
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025(c)		207	202,342
4.625%, 02/04/2030(c)		203	192,973
Colbun SA 3.95%, 10/11/2027(c)		263	283,218
Credicorp Ltd. 2.75%, 06/17/2025(c)		209	207,986
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(c)		400	360,000
Digicel Group 0.5 Ltd. 5.10%, 04/01/2024		50	34,425
7.00%, 07/15/2020(e)(f)(g)(h)		15	1,083
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(c)(h)		93	23,093
DP World PLC 4.70%, 09/30/2049(c)		200	196,313
Ecopetrol SA 5.875%, 05/28/2045		207	217,609
Embraer Netherlands Finance BV 5.40%, 02/01/2027		155	137,175
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(c)		192	196,050
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(c)		200	199,813
8.375%, 11/08/2027	COP	418,000	115,091

	Principal Amount (000)		U.S. $ Value

Enel Americas SA 4.00%, 10/25/2026	U.S.$	248	$263,267
Enel Chile SA 4.875%, 06/12/2028		140	156,756
Enel Generacion Chile SA 4.25%, 04/15/2024		40	42,350
Geopark Ltd. 5.50%, 01/17/2027(c)		200	172,313
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		477	430,492
GNL Quintero SA 4.634%, 07/31/2029(c)		200	214,000
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(c)		400	182,726
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(c)		268	282,740
Industrias Penoles SAB de CV 4.15%, 09/12/2029(c)		200	208,312
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(c)		334	327,320
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(c)		200	199,813
Intercorp Peru Ltd. 3.875%, 08/15/2029(c)		200	194,750
Inversiones CMPC SA 3.85%, 01/13/2030(c)		200	203,812
4.375%, 04/04/2027(c)		220	232,512
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		200	202,500
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(c)		200	201,688
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		346	371,085
MV24 Capital BV 6.748%, 06/01/2034(c)		195	184,692
NBM US Holdings, Inc. 6.625%, 08/06/2029(c)		200	203,301
Nexa Resources SA 5.375%, 05/04/2027(c)		200	194,026
OCP SA 5.625%, 04/25/2024(c)		200	215,750
Odebrecht Finance Ltd. 7.125%, 06/26/2042(b)(c)(d)		200	11,000
Orbia Advance Corp SAB de CV 4.00%, 10/04/2027(c)		393	403,807
Peru LNG SRL 5.375%, 03/22/2030(c)		279	219,364
Petkim Petrokimya Holding AS 5.875%, 01/26/2023(c)		200	198,000

	Principal Amount (000)		U.S. $ Value

Prosus NV 3.68%, 01/21/2030(c)	U.S.$	318	$333,502
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/2059(c)		210	220,106
Rumo Luxembourg SARL 7.375%, 02/09/2024(c)		200	209,650
Southern Copper Corp. 5.25%, 11/08/2042		95	112,721
5.875%, 04/23/2045		88	112,429
Stillwater Mining Co. 7.125%, 06/27/2025(c)		200	210,234
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(e)(f)(h)(i)		104	3,143
TransJamaican Highway Ltd. 5.75%, 10/10/2036(c)		160	154,350
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(c)		200	217,211
Trust Fibra Uno 4.869%, 01/15/2030(c)		200	201,313
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(b)(d)(e)		202	1,898
Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(c)	IDR	2,000,000	133,705

Total Corporate Bonds (cost $12,528,892)			11,660,091

Treasury Bonds – 0.4%
Peru Government Bond 5.94%, 02/12/2029(c) (cost $674,032)	PEN	2,030	659,999

Emerging Markets - Treasuries – 0.2%
Argentine Bonos del Tesoro 15.50%, 10/17/2026(b)(d)	ARS	77	273
Ukraine Government Bond 16.75%, 06/02/2021	UAH	7,259	287,134

Total Emerging Markets - Treasuries (cost $317,153)			287,407

Regional Bonds – 0.0%
Provincia de Neuquen Argentina 7.50%, 04/27/2025(c) (cost $68,000)	U.S.$	68	33,362

Total Fixed Income (cost $58,596,835)			57,638,534

Company	Shares		U.S. $ Value

EQUITY LINKED NOTES – 0.5%
Information Technology – 0.5%
Electronic Equipment, Instruments & Components – 0.5%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2021(b)(j) (cost $735,561)		352,463	$693,352

INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
VFMVN30 ETF Fund(b)(k) (cost $97,798)		239,030	137,740

SHORT-TERM INVESTMENTS – 10.5%
Investment Companies – 9.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(k)(l)(m) (cost $14,758,167)		14,758,167	14,758,167

	Principal Amount (000)

Time Deposits – 0.6%
Bank of Montreal, London 0.01%, 07/01/2020	U.S.$	392	391,617
BBH Grand Cayman (0.30)%, 07/01/2020	NOK	2	180
(0.25)%, 07/01/2020	SEK	9	1,000
(0.10)%, 07/01/2020	AUD	3	1,975
Zero Coupon, 07/01/2020	SGD	1	647
0.02%, 07/02/2020	CAD	1	580
3.03%, 07/01/2020	ZAR	153	8,844
Citibank, London (0.68)%, 07/01/2020	EUR	145	163,169
0.01%, 07/01/2020	GBP	25	31,456
Hong Kong & Shanghai Bank, Hong Kong 0.04%, 07/02/2020	HKD	645	83,205
Sumitomo, Tokyo (0.25)%, 07/01/2020	JPY	14,568	134,923

Total Time Deposits (cost $817,596)			817,596

Total Short-Term Investments (cost $15,575,763)			15,575,763

Total Investments Before Security Lending Collateral for Securities Loaned – 96.2% (cost $138,510,817)			143,643,593

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.13%(k)(l)(m) (cost $1,940,109)		1,940,109	1,940,109

U.S. $ Value

Total Investments – 97.6% (cost $140,450,926)(n)	$145,583,702
Other assets less liabilities – 2.4%	3,795,787

Net Assets – 100.0%	$149,379,489

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	239	September 2020	$11,779,115	$(16,431)
SGX FTSE China A50 Futures	115	July 2020	1,580,782	15,345
Sold Contracts
U.S. Ultra Bond (CBT) Futures	10	September 2020	2,181,562	(95,656)

				$(96,742)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	THB	16,637	USD	528	08/27/2020	$(10,484)
Bank of America, NA	HUF	289,207	USD	934	07/29/2020	16,916
Bank of America, NA	INR	86,150	USD	1,133	07/23/2020	(5,119)
Bank of America, NA	USD	577	INR	43,995	07/23/2020	3,582
Bank of America, NA	IDR	5,326,751	USD	375	07/23/2020	8,997
Bank of America, NA	USD	237	IDR	3,522,421	07/23/2020	5,065
Bank of America, NA	USD	224	TWD	6,588	08/20/2020	2,131
Bank of America, NA	PHP	8,147	USD	159	08/19/2020	(4,090)
Bank of America, NA	RUB	70,379	USD	952	07/14/2020	(35,353)
Barclays Bank PLC	MYR	37,837	USD	8,972	08/13/2020	161,317
Barclays Bank PLC	MYR	6,405	USD	1,477	08/13/2020	(13,864)
Barclays Bank PLC	USD	434	MYR	1,900	08/13/2020	8,615
Barclays Bank PLC	USD	6,524	MYR	27,142	08/13/2020	(204,635)
Barclays Bank PLC	RUB	16,279	USD	235	07/14/2020	6,397
BNP Paribas SA	BRL	9,098	USD	1,661	07/02/2020	(11,579)
BNP Paribas SA	USD	1,689	BRL	9,098	07/02/2020	(16,137)
Brown Brothers Harriman & Co.	AUD	314	USD	218	08/13/2020	1,664
Brown Brothers Harriman & Co.	CNH	25,783	USD	3,637	08/13/2020	(1,339)
Brown Brothers Harriman & Co.	HUF	113,540	USD	362	07/29/2020	2,320
Brown Brothers Harriman & Co.	HUF	66,803	USD	208	07/29/2020	(3,985)
Brown Brothers Harriman & Co.	USD	272	HUF	88,334	07/29/2020	8,341
Brown Brothers Harriman & Co.	USD	148	HUF	45,251	07/29/2020	(4,209)
Brown Brothers Harriman & Co.	USD	118	JPY	12,777	08/07/2020	615
Brown Brothers Harriman & Co.	PLN	4,347	USD	1,034	07/29/2020	(64,555)
Brown Brothers Harriman & Co.	USD	156	PLN	620	07/29/2020	531

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	472	ZAR	7,958	07/17/2020	$(14,232)
Brown Brothers Harriman & Co.	THB	11,253	USD	352	08/27/2020	(11,674)
Brown Brothers Harriman & Co.	USD	753	THB	23,997	08/27/2020	23,810
Citibank, NA	BRL	9,802	USD	1,941	07/02/2020	138,035
Citibank, NA	USD	1,790	BRL	9,802	07/02/2020	12,475
Citibank, NA	CLP	528,916	USD	631	07/15/2020	(12,776)
Citibank, NA	COP	1,354,911	USD	342	07/15/2020	(17,932)
Citibank, NA	USD	298	COP	1,131,717	07/15/2020	2,980
Citibank, NA	USD	628	COP	2,321,331	07/15/2020	(11,174)
Citibank, NA	HUF	114,134	USD	359	07/29/2020	(2,668)
Citibank, NA	USD	410	HUF	130,071	07/29/2020	2,566
Citibank, NA	USD	2,906	INR	227,046	07/23/2020	92,479
Citibank, NA	USD	502	MXN	11,344	08/07/2020	(11,081)
Citibank, NA	USD	1,124	TWD	33,379	08/20/2020	19,383
Citibank, NA	PEN	447	USD	129	07/15/2020	3,274
Citibank, NA	PLN	3,479	USD	856	07/29/2020	(23,068)
Citibank, NA	USD	508	SGD	718	08/27/2020	7,567
Citibank, NA	USD	299	ZAR	5,223	07/17/2020	1,360
Citibank, NA	ZAR	16,415	USD	951	07/17/2020	7,008
Citibank, NA	ZAR	13,892	USD	778	07/17/2020	(21,673)
Citibank, NA	KRW	771,002	USD	634	08/13/2020	(8,673)
Citibank, NA	USD	294	KRW	361,706	08/13/2020	7,635
Citibank, NA	USD	179	THB	5,536	08/27/2020	(109)
Credit Suisse International	ZAR	36,660	USD	2,121	07/17/2020	12,352
Deutsche Bank AG	USD	468	INR	35,667	07/23/2020	3,395
Deutsche Bank AG	IDR	5,318,761	USD	350	07/23/2020	(15,351)
Deutsche Bank AG	USD	2,435	IDR	34,839,780	07/23/2020	(44,466)
Deutsche Bank AG	TWD	12,773	USD	435	08/20/2020	(2,625)
Deutsche Bank AG	PEN	4,246	USD	1,240	07/15/2020	41,631
Deutsche Bank AG	KRW	586,375	USD	485	08/13/2020	(4,304)
Goldman Sachs Bank USA	BRL	2,284	USD	428	07/02/2020	8,077
Goldman Sachs Bank USA	USD	417	BRL	2,284	07/02/2020	2,907
Goldman Sachs Bank USA	USD	725	CNH	5,143	08/13/2020	776
Goldman Sachs Bank USA	USD	1,420	INR	108,957	07/23/2020	18,467
Goldman Sachs Bank USA	USD	146	IDR	2,186,060	07/23/2020	4,152
Goldman Sachs Bank USA	MYR	4,262	USD	1,025	08/13/2020	32,377
Goldman Sachs Bank USA	MYR	8,825	USD	2,008	08/13/2020	(47,283)
Goldman Sachs Bank USA	USD	6,604	MYR	28,183	08/13/2020	(42,171)
Goldman Sachs Bank USA	USD	1,880	MYR	8,225	08/13/2020	35,550
Goldman Sachs Bank USA	USD	1,652	MXN	36,970	08/07/2020	(51,728)
Goldman Sachs Bank USA	TWD	46,621	USD	1,582	08/20/2020	(15,614)
Goldman Sachs Bank USA	PHP	34,577	USD	677	08/19/2020	(16,471)
Goldman Sachs Bank USA	KRW	382,473	USD	308	08/13/2020	(10,877)
Goldman Sachs Bank USA	USD	216	KRW	261,290	08/13/2020	1,453
HSBC Bank USA	USD	314	COP	1,186,097	07/15/2020	1,306
HSBC Bank USA	TWD	18,900	USD	642	08/20/2020	(6,113)
HSBC Bank USA	USD	128	TWD	3,766	08/20/2020	1,370
HSBC Bank USA	USD	779	RUB	54,387	07/14/2020	(16,340)
HSBC Bank USA	USD	830	ZAR	15,501	07/17/2020	61,753
HSBC Bank USA	KRW	1,674,863	USD	1,397	08/13/2020	755
JPMorgan Chase Bank, NA	COP	1,528,322	USD	409	07/15/2020	2,318
JPMorgan Chase Bank, NA	CZK	22,463	USD	884	07/29/2020	(62,823)
JPMorgan Chase Bank, NA	USD	2,192	IDR	35,114,904	07/23/2020	217,627
JPMorgan Chase Bank, NA	USD	982	MXN	22,583	08/07/2020	(4,028)
JPMorgan Chase Bank, NA	USD	3,529	ZAR	65,296	07/17/2020	227,623
JPMorgan Chase Bank, NA	THB	9,066	USD	289	08/27/2020	(4,152)
JPMorgan Chase Bank, NA	USD	354	THB	11,253	08/27/2020	10,455
Morgan Stanley Capital Services LLC	BRL	2,988	USD	546	07/02/2020	(3,803)
Morgan Stanley Capital Services LLC	USD	550	BRL	2,988	07/02/2020	(212)
Morgan Stanley Capital Services LLC	BRL	2,988	USD	549	08/04/2020	570
Morgan Stanley Capital Services LLC	COP	1,741,824	USD	461	07/15/2020	(2,162)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	INR	55,104	USD	726	07/23/2020	$(2,201)
Morgan Stanley Capital Services LLC	USD	1,535	INR	116,523	07/23/2020	3,947
Morgan Stanley Capital Services LLC	USD	587	IDR	9,168,242	07/23/2020	41,977
Morgan Stanley Capital Services LLC	USD	1,261	JPY	136,949	08/07/2020	7,485
Morgan Stanley Capital Services LLC	MYR	11,306	USD	2,507	08/13/2020	(125,733)
Morgan Stanley Capital Services LLC	USD	930	MYR	4,057	08/13/2020	14,663
Morgan Stanley Capital Services LLC	USD	2,978	MYR	12,699	08/13/2020	(20,985)
Morgan Stanley Capital Services LLC	USD	722	RUB	53,926	07/14/2020	34,406
Morgan Stanley Capital Services LLC	KRW	1,474,841	USD	1,202	08/13/2020	(27,321)
Morgan Stanley Capital Services LLC	USD	1,888	TRY	13,023	07/28/2020	(660)
Royal Bank of Scotland PLC	USD	139	COP	555,796	07/15/2020	8,236
Standard Chartered Bank	INR	34,357	USD	455	07/23/2020	1,405
Standard Chartered Bank	USD	152	IDR	2,298,347	07/23/2020	5,785
Standard Chartered Bank	USD	219	IDR	3,171,053	07/23/2020	(1,899)
Standard Chartered Bank	TWD	8,759	USD	293	08/20/2020	(7,306)
Standard Chartered Bank	USD	639	PHP	32,218	08/19/2020	7,169
Standard Chartered Bank	USD	475	KRW	578,234	08/13/2020	7,492
UBS AG	CNH	19,698	USD	2,774	08/13/2020	(5,671)
UBS AG	USD	1,354	INR	104,959	07/23/2020	32,133
UBS AG	IDR	5,841,726	USD	377	07/23/2020	(23,362)
UBS AG	TWD	20,419	USD	682	08/20/2020	(17,419)
UBS AG	THB	5,613	USD	176	08/27/2020	(5,513)

						$295,673

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Buy Contracts
CDX-EM Series 33, 5 Year Index, 06/20/2025*	(1.00)%	Quarterly	1.99%	USD	10,906	$501,483	$522,514	$(21,031)

Sale Contracts
Republic of Turkey 11.875% 01/15/2030, 06/20/2025*	1.00	Quarterly	4.87	USD	1,030	(171,954)	(203,501)	31,547

						$329,529	$319,013	$10,516

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,000	10/02/2029	3 Month LIBOR	1.589%	Quarterly/ Semi-Annual	$545,223	$—	$545,223

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. International PLC
Ukraine International Bond, 7.75%, 09/01/2023*	1.00%	Quarterly	5.64%	USD	56	$(10,915)	$(15,322)	$4,407

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
MSCI Emerging Markets Growth	3 Month LIBOR Plus 0.33%	Quarterly	USD	15,218	12/15/2020	$660,475

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $48,768,659 or 32.6% of net assets.

(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.73% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group 0.5 Ltd. 7.00%, 07/15/2020	01/14/2019	$11,602	$1,083	0.00%
Ecuador Government International Bond 7.775%, 01/23/2028	03/18/2020	816,879	510,040	0.34%
Ecuador Government International Bond 7.875%, 03/27/2025	03/18/2020	67,000	86,900	0.06%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ecuador Government International Bond 8.875%, 10/23/2027	03/18/2020	$117,698	$166,415	0.11%
Ecuador Government International Bond 9.65%, 12/13/2026	03/18/2020	373,959	155,550	0.10%
Ecuador Government International Bond 10.65%, 01/31/2029	03/18/2020	119,140	180,110	0.12%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	217,648	3,143	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,628	1,898	0.00%

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2020.
(i)	Fair valued by the Adviser.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
FPT Corp.Macquarie Bank Ltd. 03/31/2021	12/06/2018	$735,561	$693,352	0.46%

(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,137,545 and gross unrealized depreciation of investments was $(9,585,217), resulting in net unrealized appreciation of $6,552,328.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

UAH – Ukrainian Hryvnia

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

SGX – Singapore Exchange

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

21.6%	China
7.6%	South Korea
6.6%	Taiwan
4.5%	Russia
3.3%	Mexico
3.3%	Indonesia
3.0%	Chile
3.0%	Brazil
2.2%	India
1.9%	Ukraine
1.9%	Peru
1.9%	United Arab Emirates
1.7%	Qatar
26.7%	Other
10.8%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.6% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahrain, Bermuda, Canada, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Greece, Guatemala, Honduras, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Malaysia, Mongolia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Philippines, Poland, Portugal, Saudi Arabia, Senegal, South Africa, Sri Lanka, Thailand, Trinidad & Tobago, Turkey, United Kingdom, United States, Uruguay, Venezuela, Vietnam and Zambia.

AB Emerging Markets Multi-Asset Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$1,330,729	$12,888,341	$-0-	$14,219,070
Financials	2,061,381	12,121,104	-0-	14,182,485
Consumer Discretionary	4,268,246	4,104,648	-0-	8,372,894
Materials	124,082	8,100,586	-0-	8,224,668
Communication Services	1,556,033	5,276,955	-0-	6,832,988
Industrials	418,874	3,865,679	-0-	4,284,553
Consumer Staples	268,672	4,013,389	-0-	4,282,061
Energy	2,897,525	545,952	-0-	3,443,477
Health Care	76,053	2,249,561	-0-	2,325,614
Real Estate	403,351	1,417,319	-0-	1,820,670
Utilities	570,703	1,039,021	-0-	1,609,724
Fixed Income Securities:
Sovereign Bonds	-0-	33,204,182	-0-	33,204,182
Quasi-Sovereign Bonds	-0-	11,793,493	-0-	11,793,493
Corporate Bonds	-0-	11,655,865	4,226	11,660,091
Treasury Bonds	-0-	659,999	-0-	659,999
Emerging Markets - Treasuries	-0-	287,407	-0-	287,407
Regional Bonds	-0-	33,362	-0-	33,362
Equity Linked Notes	-0-	693,352	-0-	693,352
Investment Companies	-0-	137,740	-0-	137,740
Short-Term Investments:
Investment Companies	14,758,167	-0-	-0-	14,758,167
Time Deposits	-0-	817,596	-0-	817,596
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,940,109	-0-	-0-	1,940,109

Total Investments in Securities	30,673,925	114,905,551	4,226	145,583,702
Other Financial Instruments*:
Assets
Futures	-0-	15,345	-0-	15,345
Forward Currency Exchange Contracts	-0-	1,394,675	-0-	1,394,675
Centrally Cleared Credit Default Swaps	-0-	501,483	-0-	501,483
Centrally Cleared Interest Rate Swaps	-0-	545,223	-0-	545,223
Total Return Swaps	-0-	660,475	-0-	660,475
Liabilities
Futures	(112,087)	-0-	-0-	(112,087)
Forward Currency Exchange Contracts	-0-	(1,099,002)	-0-	(1,099,002)
Centrally Cleared Credit Default Swaps	-0-	(171,954)	-0-	(171,954)
Credit Default Swaps	-0-	(10,915)	-0-	(10,915)

Total	$30,561,838	$116,740,881	$4,226	$147,306,945

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2020 is as follows:

Fund	Market Value 3/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,137	$26,718	$26,097	$14,758	$7
Government Money Market Portfolio*	326	8,642	7,028	1,940	1
Total				$16,698	$8

*	Investment of cash collateral for securities lending transactions.